Loan impairment provisions	12 Months Ended
Dec. 31, 2020
Loan impairment provisions
Loan impairment provisions

14 Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures within the scope of ECL framework.

	2020	2019*
	£m	£m
Loans - amortised cost
Stage 1	287,124	302,367
Stage 2	78,917	27,868
Stage 3	6,358	6,598
Of which: individual	2,292	2,051
Of which: collective	4,066	4,547
	372,399	336,833
ECL provisions (1)
- Stage 1	519	322
- Stage 2	3,081	752
- Stage 3	2,586	2,718
Of which: individual	831	796
Of which: collective	1,755	1,922
	6,186	3,792
ECL provision coverage (2,3)
- Stage 1 (%)	0.18	0.11
- Stage 2 (%)	3.90	2.70
- Stage 3 (%)	40.67	41.19
	1.66	1.13
Impairment losses
ECL charge (4)	3,242	696
Stage 1	(121)	(212)
Stage 2	2,747	318
Stage 3	616	590
Of which: individual	194	303
Of which: collective	422	287
ECL loss rate - annualised (basis points) (3)	87	20
Amounts written off	937	792
Of which: individual	191	372
Of which: collective	746	420

*2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.

Notes:

(1)	Includes £6 million (2019 - £4 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI.
(3)

ECL provisions coverage and ECL loss rates are calculated on third party loans and related ECL provisions and charge respectively. ECL loss rate is calculated as annualised third party ECL charge divided by loans - amortised cost and FVOCI.

(4)

Includes a £12 million charge (2019 - £2 million) related to other financial assets, of which£2 million (2019 - £1 million release) related to assets classified as FVOCI; and £28 million (2019 - nil) related to contingent liabilities.

(5)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 180 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £122.8 billion (2019 - £79.2 billion) and debt securities of £53.8 billion (2019 – £59.4 billion).

Credit risk enhancement and mitigation

For information on Credit risk enhancement and mitigation held as security, refer to Risk and capital management – Credit risk enhancement and mitigation section.

Critical accounting policy: Loan impairment provisions

The loan impairment provisions have been established in accordance with IFRS 9.  Accounting policy 13 sets out how the expected loss approach is applied. At 31 December 2020, customer loan impairment provisions amounted to £6,186 million (2019 - £3,792 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes, changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement, significant reduction in the value of any security, breach of limits or covenants, and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgments that are potentially significant to the estimate of impairment losses. For further information and sensitivity analysis, refer to Risk and capital management - Measurement uncertainty and ECL sensitivity analysis section.

IFRS 9 ECL model design principles

To meet IFRS 9 requirements, PD, LGD and EAD used in ECL calculations must be:

•	Unbiased - material regulatory conservatism has been removed to produce unbiased model estimates.
•	Point-in-time - recognise current economic conditions.
•	Forward-looking - incorporated into PD estimates and, where appropriate, EAD and LGD estimates.
•	For the life of the loan - all PD, LGD and EAD models produce term structures to allow a lifetime calculation for assets in Stage 2 and Stage 3.

IFRS 9 requires that at each reporting date, an entity shall assess whether the credit risk on an account has increased significantly since initial recognition. Part of this assessment requires a comparison to be made between the current lifetime PD (i.e. the probability of default over the remaining lifetime at the reporting date) with the equivalent lifetime PD as determined at the date of initial recognition.

The general approach for the IFRS 9 LGD models is to leverage corresponding Basel LGD models with bespoke adjustments to ensure estimates are unbiased and where relevant forward-looking.

For wholesale, while conversion ratios in the historical data show temporal variations, these cannot be sufficiently explained by the CCI measure (unlike in the case of PD and some LGD models) and are presumed to be driven to a larger extent by exposure management practices. Therefore point-in-time best estimates measures for EAD are derived by estimating the regulatory model specification on a rolling five-year window.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES.